Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (38,890)	$ (53,979)	$ (69,853)
Other comprehensive (loss) income:
Unrealized gain on marketable securities	81	1,371	2,193
Foreign currency translation adjustment		3	6
Reclassification adjustment:
Net recognized gain on marketable securities previously included in other comprehensive (loss) income	(1,728)	(1,779)	(1,393)
Comprehensive loss	$ (40,537)	$ (54,384)	$ (69,047)